Related Party Transactions	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 4—Related Party Transactions
Founder Shares:
On July 23, 2020, the Sponsor purchased 11,500,000 shares of Class F common stock (the “
Founder Shares
”) for $25,000, or approximately $0.002 per share. The Founder Shares are identical to the Class A common stock included in the Units to be sold in the Proposed Offering except that the Founder Shares are convertible under the circumstances described below. The Sponsor has agreed to forfeit up to 1,500,000 Founder Shares depending on the extent to which the over-allotment option is exercised. The Founder Shares will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one
basis, subject to adjustment as described in the Company’s amended and restated certificate of incorporation.
Private Placement Warrants:
The Sponsor expects to purchase from the Company warrants in a private placement (the “
Private Placement
”) that will close simultaneously with the closing of the Proposed Offering (the “
Private Placement Warrants
”). Each Private Placement Warrant is exercisable to purchase one share of Class A common stock. The Private Placement Warrants have terms and provisions that are identical to those of the Warrants being sold as part of the Units in the Proposed Offering, except that the Private Placement Warrants are not redeemable so long as they are held by the Sponsor or its permitted transferees, except as described in the warrant agreement.
Registration Rights:
The holders of Founder Shares, Private Placement Warrants and warrants issued upon conversion of working capital loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock) pursuant to a registration rights agreement to be signed on or before the date of the prospectus for the Proposed Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sponsor Loan:
The Sponsor has agreed to loan the Company an aggregate of up to $300,000 by the issuance of an unsecured promissory note (the “
Note
”) issued by the Company in favor of the Sponsor to cover organizational expenses and expenses related to the Proposed Offering. As of December 31, 2020, the Company had borrowed $300,000 under the Note. The Note is non-interest
bearing and payable on the earlier of July 31, 2021 or the completion of the Proposed Offering. Due to the short-term nature of the Note, the fair value approximates the carrying amount.
Administrative Services Agreement:
The Company expects to enter into an administrative services agreement pursuant to which it will agree to pay to an affiliate of the Sponsor $20,000 per month for office space, utilities and secretarial support. Services will commence on the date the securities are first listed on the Nasdaq Capital Market and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.

4. Related Party Transactions
Founder Shares
On July 23, 2020, the Sponsor purchased 11,500,000 Founder Shares for $25,000, or approximately $0.002 per share. On January 12, 2021, the Sponsor transferred 25,000 Founder Shares to each of the Company’s three independent director nominees at their original purchase price. On March 7, 2021, the Sponsor forfeited 250,000 Founder Shares following the expiration of the unexercised portion of underwriters’ over-allotment option, so that the Founder Shares held by the Initial Stockholders would represent 20.0% of the outstanding shares of common stock following completion of the Public Offering. The Founder Shares are identical to the common stock included in the Units sold in the Public Offering except that the Founder Shares will automatically convert into shares of Class A common stock at the time of the Business Combination on a one-for-one
basis, subject to adjustment as described in the Company’s amended and restated certificate of incorporation.
The sale of the Founders Shares is in the scope of FASB ASC Topic 718, “
Compensation-Stock Compensation
” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence. As of June 30, 2021, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.
Private Placement Warrants
The Sponsor has purchased from the Company an aggregate of 5,500,000 whole warrants at a price of $2.00 per warrant (a purchase price of approximately $11,000,000) in a private placement that occurred simultaneously with the completion of the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one share of Class A Common Stock at $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering to be held in the Trust Account pending completion of the Business Combination.
The Private Placement Warrants have terms and provisions that are identical to those of the Warrants being sold as part of the Units in the Public Offering, except the Private Placement Warrants are not redeemable so long as they are held by our Sponsor or its permitted transferees
, are exercisable on a cashless exercise basis, and are entitled to certain registration rights.
If the Company does not complete a Business Combination, then the Private Placement Warrants proceeds will be part of the liquidation distribution to the public stockholders and the Private Placement Warrants will expire worthless.
Registration Rights
The holders of Founder Shares, Private Placement Warrants and Warrants issued upon the conversion of working capital loans, if any, hold registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A Common Stock) pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sponsor Loan
Prior to the completion of the Public Offering, the Sponsor loaned the Company an aggregate of $300,000 by the issuance of an unsecured promissory note (the “Note”) issued by the Company in favor of the Sponsor to cover organization expenses and expenses related to the Public Offering. The Note was non-interest
bearing and payable on the earlier of July 31, 2021 or the completion of the Public Offering. The Note was repaid upon completion of the Public Offering.
On February 17, 2021, the Sponsor made available to the Company a loan of up to $1,500,000 pursuant to a promissory note issued by the Company to the Sponsor. The proceeds from the note will be used for on-going
operational expenses and certain other expenses in connection with the Proposed Business Combination. The note is unsecured, non-interest
bearing and matures on the earlier of: (i) February 28, 2022 or (ii) the date on which the Company consummates the Proposed Business Combination. As of
June
3
0
, 2021, the amount advanced by Sponsor to the Company was $1,000,000.
Administrative Services Agreement
The Company entered into an administrative services agreement pursuant to which it agreed to pay to an affiliate of the Sponsor $20,000 per month for office space, utilities and secretarial support. Services commenced on January 19, 2021 (the date the securities were first listed on the Nasdaq Capital Market) and will terminate upon the earlier of the consummation by the Company of a Business Combination or the liquidation of the Company.
For the period commencing January 19, 2021 through
June
3
0
, 2021 the Company has paid the affiliate $107,742.